UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-12

Check here if Amendment [ X ]; Amendment Number:  1
   This Amendment (Check only one.):[ X ] is a restatement.
        			    [   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-14658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		10-16-12

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total:       310,982
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                            FORM 13F
                                                        Form 13 F Holdings
                                                        September 30, 2012

                                                                                                          Voting Authority
                                                                                                      --------------------------
                                                     Value     Shares/  Sh/ Put/ Invstmt    Other
  Name of Issuer          Title of class    CUSIP   (x$1000)   Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------ ---------------- --------- -------- ---------- --- ---- ------- ------------ -------- -------- --------
A T & T Inc.              COM            00206R102      590        15649 SH       Sole                     7081            8568
Abbott Laboratories       COM            002824100     4895        71395 SH       Sole                    10460           60935
Aflac Inc.                COM            001055102     4077        85150 SH       Sole                    13485           71665
Apple Inc.                COM            037833100      472          708 SH       Sole                      507             201
Automatic Data Proc.      COM            053015103     3990        68011 SH       Sole                     8365           59646
Becton Dickinson          COM            075887109     3586        45650 SH       Sole                     8505           37145
Berkshire Hathaway Cl.B   COM            084670702     4805        54480 SH       Sole                     9695           44785
Caterpillar Inc.          COM            149123101      203         2360 SH       Sole                                     2360
Chevron Corp.             COM            166764100     1935        16603 SH       Sole                     2995           13608
Chipotle Mexican Grill    COM            169656105      984         3098 SH       Sole                      225            2873
Coca-Cola Co.             COM            191216100     6873       181196 SH       Sole                    23440          157756
Colgate-Palmolive Co.     COM            194162103     6276        58533 SH       Sole                     7070           51463
ConocoPhillips            COM            20825c104     1440        25180 SH       Sole                     8060           17120
Danaher Corp.             COM            235851102     4931        89402 SH       Sole                     5755           83647
Diageo plc ADR            COM            25243q205     5228        46380 SH       Sole                     6605           39775
Emerg. Mkts Vanguard ETF  COM            922042858      495        11862 SH       Sole                     3155            8707
Emerson Electric Co.      COM            291011104     4472        92653 SH       Sole                    11685           80968
Exxon Mobil Corp.         COM            30231G102     6303        68918 SH       Sole                     8065           60853
General Electric Co.      COM            369604103      435        19150 SH       Sole                    11300            7850
General Mills Inc.        COM            370334104      215         5390 SH       Sole                                     5390
Illinois Tool Works       COM            452308109     4190        70456 SH       Sole                    10040           60416
International Bus. Mach   COM            459200101      344         1660 SH       Sole                                     1660
Johnson & Johnson         COM            478160104     4909        71232 SH       Sole                    11849           59383
MSCI EAFE iShares         COM            464287465     5165        97459 SH       Sole                     5360           92099
MSCI Emerg. Mkts.iShares  COM            464287234     2629        63620 SH       Sole                     4540           59080
McDonald's Corp.          COM            580135101     5579        60810 SH       Sole                     7980           52830
Microsoft                 COM            594918104     4006       134597 SH       Sole                    21731          112866
3M Company                COM            88579y101     3907        42271 SH       Sole                     6500           35771
Nestle S.A. ADR           COM            641069406     5830        92239 SH       Sole                    11629           80610
Nike, Inc. Cl. B          COM            654106103     4332        45645 SH       Sole                     2975           42670
Occidental Petroleum      COM            674599105      268         3115 SH       Sole                     1175            1940
PepsiCo, Inc.             COM            713448108     5736        81046 SH       Sole                    12554           68492
Philip Morris Int'l.      COM            718172109      311         3461 SH       Sole                      600            2861
Phillips 66               COM            718546104      552        11896 SH       Sole                     3590            8306
PowerShares QQQ           COM            73935a104      393         5730 SH       Sole                     1800            3930
Procter & Gamble Co.      COM            742718109     6102        87976 SH       Sole                    11305           76671
Royal Dutch Shell Cl.A    COM            780259206      226         3250 SH       Sole                     3000             250
Russell 2000 iShares      COM            464287655     6291        75399 SH       Sole                     6494           68905
S&P MidCap 400 iShares    COM            464287507     4026        40801 SH       Sole                     5180           35621
SPDR Dow Jones REIT       COM            78464a607      264         3675 SH       Sole                                     3675
SPDR S&P 500              COM            78462f103     2349        16317 SH       Sole                     4247           12070
Schlumberger Ltd.         COM            806857108     3035        41964 SH       Sole                     3685           38279
Select SPDR-Materials     COM            81369y100      425        11550 SH       Sole                                    11550
Spectranetics             COM            84760c107      561        38000 SH       Sole                                    38000
Stryker Corp.             COM            863667101     2603        46766 SH       Sole                     3505           43261
Target Corp.              COM            87612e106      986        15535 SH       Sole                     2405           13130
Teva Pharmaceutical ADR   COM            881624209     2315        55915 SH       Sole                     8930           46985
United Technologies       COM            913017109     3134        40024 SH       Sole                     4050           35974
Vanguard Info. Tech ETF   COM            92204a702      477         6500 SH       Sole                                     6500
Wal-Mart Stores           COM            931142103     5771        78201 SH       Sole                    10310           67891
Walgreen                  COM            931422109      507        13900 SH       Sole                     3525           10375
Waste Management          COM            94106l109      286         8925 SH       Sole                      825            8100
Wells Fargo & Co.         COM            949746101      671        19436 SH       Sole                      136           19300
Yum! Brands, Inc.         COM            988498101     5033        75865 SH       Sole                    10115           65750
REPORT SUMMARY            54 DATA RECORDS              155418                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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